EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.07 - Schedule 5

Report Pulled:	9/16/2025
Loan Count:	385 / 438

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	40	10.39%
Appraised Value	8	2.08%
CLTV	14	3.64%
Debt Service Coverage Ratio	174	45.19%
First Payment Due Date	6	1.56%
Loan Purpose	8	2.08%
LTV	30	7.79%
Maturity Date	10	2.60%
Original Interest Rate	3	0.78%
Original Loan Amount	3	0.78%
Original Qualifying FICO Score	5	1.30%
Origination/Note Date	108	28.05%
Property Type	32	7.31%
Subject Street Address	1	0.23%
Subject Zipcode	1	0.23%
The Original Principal and Interest Payment Amount	13	3.38%